Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022, by level within the fair value hierarchy (in thousands):

	Fair value measured as of December 31, 2023
	Fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$1,818	$1,771	$—	$47
	Fair value measured as of December 31, 2022
	Fair value at December 31, 2022	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$129	$—	$—	$129

There were no transfers between Level 1, 2 or 3 during the years ended December 31, 2023 and 2022.

Fair values of cash, accounts receivable, accounts payable, accrued expenses and short-term debt are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. The fair value of the Public Warrants, which trade in active markets, is based on quoted market prices and classified in Level 1 of the fair value hierarchy. The Angel Warrants are classified within Level 3 of the fair value hierarchy because their fair values are based on significant inputs that are unobservable in the market.

The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2023 and 2022 (in thousands):

Balance – January 1, 2022	$186
Change in fair value	(57)
Balance – January 1, 2023	$129
Change in fair value	(82)
Balance – December 31, 2023	$47

Both observable and unobservable inputs were used to determine the fair value of warrants that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	December 31, 2023	December 31, 2022
Strike price (per share)	$7.32	$7.32
Contractual term (years)	3.5	4.5
Volatility (annual)	71.2%	72.6%
Risk-free rate	4.0%	4.0%
Dividend yield (per share)	0.0%	0.0%